Note 16 - Basic and Diluted Net Income Per Common Share (Details) - Earnings Per Share Basic and Diluted	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Earnings Per Share Basic and Diluted [Abstract]
Basic net income attributable to Internet Initiative Japan Inc. per common share	$ 0.97	¥ 100.26	¥ 130.76	¥ 89.82
Diluted net income attributable to Internet Initiative Japan Inc. per common share	$ 0.97	¥ 100.14	¥ 130.65	¥ 89.78